Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
ASSETS
Property, plant and equipment	$ 40,459	$ 37,955
Accumulated depreciation	(7,767)	(7,379)
Property, plant and equipment, net	32,692	30,576
Current assets:
Cash and cash equivalents	121	98
Restricted funds	16	21
Accounts receivable, net of allowance for uncollectible accounts of $68 and $58, respectively	473	395
Income tax receivable	93	9
Unbilled revenues	380	433
Materials and supplies	110	112
Secured seller promissory note from the sale of the Homeowner Services Group	0	795
Other	291	328
Total current assets	1,484	2,191
Regulatory and other long-term assets:
Regulatory assets	1,244	1,132
Operating lease right-of-use assets	91	85
Goodwill	1,307	1,156
Other	409	302
Total regulatory and other long-term assets	3,051	2,675
Total assets	37,227	35,442
Capitalization:
Common stock ($0.01 par value; 500,000,000 shares authorized; 204,242,057 and 200,605,170 shares issued, respectively)	2	2
Paid-in-capital	9,148	8,642
Retained earnings	3,118	2,575
Accumulated other comprehensive income	12	6
Treasury stock, at cost (5,137,493 and 5,428,008 shares, respectively)	(349)	(388)
Total common shareholders' equity	11,931	10,837
Long-term debt	13,987	12,777
Redeemable preferred stock at redemption value	3	3
Total long-term debt	13,990	12,780
Total capitalization	25,921	23,617
Current liabilities:
Short-term debt	1,449	1,588
Current portion of long-term debt	898	1,479
Accounts payable	321	378
Accrued liabilities	591	830
Accrued taxes	106	134
Accrued interest	150	140
Other	271	198
Total current liabilities	3,786	4,747
Regulatory and other long-term liabilities:
Advances for construction	497	435
Deferred income taxes and investment tax credits	3,538	3,190
Regulatory liabilities	1,312	1,416
Operating lease liabilities	81	74
Accrued pension expense	144	167
Other	241	166
Total regulatory and other long-term liabilities	5,813	5,448
Contributions in aid of construction	1,707	1,630
Commitments and contingencies (See Note 11)
Total capitalization and liabilities	$ 37,227	$ 35,442